Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (234)	$ (45)	$ (140)	$ (63)	$ (42)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	142	147	197	197	191
Loss on extinguishment of debt	6	0	(7)	78	(179)
Amortization of debt discount and issuance costs	15	12	15	17	15
Stock-based compensation expense		2	2	3	1
Other non-cash adjustments	3
Deferred income taxes	(3)	9	9	(19)	1
Noncash paid-in-kind interest election				11	28
Change in unrealized gain on derivative instruments					(7)
Income (Loss) from Equity Method Investments	(3)		6
Changes in operating assets and liabilities:
Accounts receivable	6	(21)	22	(7)	36
Increase (Decrease) in Inventories	(6)	(55)	(19)	(28)	35
Due to/from affiliates	(1)	10	10	4	(10)
Increase (Decrease) in Prepaid Expense and Other Assets	(5)	(11)	(7)	1	2
Trade payables	(15)	26	5	30	(52)
Accrued expenses and other liabilities	(18)		16	16	(19)
Accrued income taxes	1	(2)	(5)	5	19
Pension liabilities	9	12	5	17	8
Net cash (used in) provided by operating activities	(103)	84	109	262	27
Cash flows from investing activities:
Capital expenditures	(69)	(71)	(111)	(95)	(77)
Purchases of intangible assets	(2)	(2)	(2)	(4)	(3)
Proceeds from disposal of assets	2
Investment in joint venture			(6)		(5)
Net cash used in investing activities	(69)	(73)	(119)	(99)	(85)
Cash flows from financing activities:
Increase (decrease) in short-term borrowings	1	(1)	1	2	(7)
Proceeds from long-term debt	559	52	52	849	106
Payments of long-term debt	(487)	(61)	(88)	(890)	(158)
Debt issuance costs	(8)	(5)	(5)	(18)	(7)
Extinguishment of debt				(54)
Dividends paid to parent			(1)	(1)
Net cash used in financing activities	65	(15)	(41)	(112)	(66)
Decrease (increase) in cash and cash equivalents	(107)	(4)	(51)	51	(124)
Effect of exchange rate changes on cash	14			(7)	(6)
Cash and cash equivalents, beginning of period	203	254	254	210	340
Cash and cash equivalents, end of period	110	250	203	254	210
Cash paid during the year for:
Interest			203	208	219
Income taxes, net of refunds			$ 22	$ 8